Document and Entity Information	0 Months Ended
Oct. 05, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 05, 2012
Registrant Name	Dominion Funds Inc
Central Index Key	0000889392
Amendment Flag	false
Document Creation Date	Oct. 05, 2012
Document Effective Date	Oct. 09, 2012
Prospectus Date	May 01, 2012